CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.2%
COMMUNICATION SERVICES - 9.5%
Diversified Telecommunication Services - 0.0%††
GCI Liberty Inc., Class A Shares (Escrow)	66,642	$333	(a)(b)

Entertainment - 4.8%
Liberty Media Corp.-Liberty Formula One, Class C Shares	29,456	1,932,314	*
Madison Square Garden Entertainment Corp.	32,871	1,288,872	*
Madison Square Garden Sports Corp.	23,864	4,403,385	*
TKO Group Holdings Inc.	14,601	1,261,672

Total Entertainment		8,886,243

Interactive Media & Services - 1.8%
Pinterest Inc., Class A Shares	96,268	3,337,612	*

Media - 2.9%
Comcast Corp., Class A Shares	123,192	5,340,373

TOTAL COMMUNICATION SERVICES		17,564,561

CONSUMER DISCRETIONARY - 7.3%
Broadline Retail - 1.2%
Etsy Inc.	32,182	2,211,547	*

Hotels, Restaurants & Leisure - 3.4%
Airbnb Inc., Class A Shares	26,000	4,288,960	*
Starbucks Corp.	21,100	1,928,329

Total Hotels, Restaurants & Leisure		6,217,289

Specialty Retail - 2.7%
TJX Cos. Inc.	40,000	4,056,800
Tractor Supply Co.	3,700	968,364

Total Specialty Retail		5,025,164

TOTAL CONSUMER DISCRETIONARY		13,454,000

CONSUMER STAPLES - 2.0%
Beverages - 1.3%
Diageo PLC, ADR	16,486	2,452,128

Personal Care Products - 0.7%
e.l.f. Beauty Inc.	6,100	1,195,783	*

TOTAL CONSUMER STAPLES		3,647,911

FINANCIALS - 1.7%
Capital Markets - 1.7%
Cohen & Steers Inc.	41,106	3,160,640

HEALTH CARE - 23.7%
Biotechnology - 14.1%
AbbVie Inc.	24,595	4,478,749
Biogen Inc.	17,678	3,811,907	*

See Notes to Schedule of Investments.

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CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Ionis Pharmaceuticals Inc.	58,098	$2,518,548	*
Ultragenyx Pharmaceutical Inc.	34,333	1,603,008	*
Vertex Pharmaceuticals Inc.	32,768	13,697,352	*

Total Biotechnology		26,109,564

Health Care Equipment & Supplies - 1.0%
Insulet Corp.	11,171	1,914,709	*

Health Care Providers & Services - 5.7%
UnitedHealth Group Inc.	21,312	10,543,047

Health Care Technology - 0.7%
Doximity Inc., Class A Shares	44,989	1,210,654	*

Life Sciences Tools & Services - 2.2%
Charles River Laboratories International Inc.	14,712	3,986,217	*

TOTAL HEALTH CARE		43,764,191

INDUSTRIALS - 10.3%
Aerospace & Defense - 3.5%
L3Harris Technologies Inc.	29,939	6,380,001

Building Products - 2.8%
Johnson Controls International PLC	78,562	5,131,670

Commercial Services & Supplies - 1.4%
Cintas Corp.	3,600	2,473,308

Ground Transportation - 0.9%
Old Dominion Freight Line Inc.	7,800	1,710,618

Professional Services - 0.4%
Paylocity Holding Corp.	4,600	790,556	*

Trading Companies & Distributors - 1.3%
W.W. Grainger Inc.	2,400	2,441,520

TOTAL INDUSTRIALS		18,927,673

INFORMATION TECHNOLOGY - 41.7%
Electronic Equipment, Instruments & Components - 5.3%
TE Connectivity Ltd.	67,172	9,756,061

IT Services - 4.8%
Accenture PLC, Class A Shares	10,746	3,724,671
MongoDB Inc.	5,500	1,972,520	*
Snowflake Inc., Class A Shares	19,461	3,144,898	*

Total IT Services		8,842,089

Semiconductors & Semiconductor Equipment - 8.7%
Broadcom Inc.	10,050	13,320,371
Wolfspeed Inc.	95,126	2,806,217	*

Total Semiconductors & Semiconductor Equipment		16,126,588

See Notes to Schedule of Investments.

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CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY		SHARES	VALUE
Software - 20.4%
Autodesk Inc.		41,580	$10,828,264	*
CrowdStrike Holdings Inc., Class A Shares		38,175	12,238,523	*
DocuSign Inc.		31,416	1,870,823	*
Dolby Laboratories Inc., Class A Shares		10,251	858,726
HubSpot Inc.		13,411	8,402,796	*
ServiceNow Inc.		4,600	3,507,040	*

Total Software			37,706,172

Technology Hardware, Storage & Peripherals - 2.5%
Seagate Technology Holdings PLC		32,025	2,979,926
Western Digital Corp.		23,004	1,569,793	*

Total Technology Hardware, Storage & Peripherals			4,549,719

TOTAL INFORMATION TECHNOLOGY			76,980,629

MATERIALS - 2.0%
Metals & Mining - 2.0%
Freeport-McMoRan Inc.		78,896	3,709,690

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $96,786,288)			181,209,295

	RATE
SHORT-TERM INVESTMENTS - 2.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.155%	1,969,466	1,969,466	(c)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.242%	1,969,466	1,969,466	(c)(d)

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,938,932)			3,938,932

TOTAL INVESTMENTS - 100.3% (Cost - $100,725,220)			185,148,227
Liabilities in Excess of Other Assets - (0.3)%			(622,274)

TOTAL NET ASSETS - 100.0%			$184,525,953

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Rate shown is one-day yield as of the end of the reporting period.

(d)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2024, the total market value of investments in Affiliated Companies was $1,969,466 and the cost was $1,969,466 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

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CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Aggressive Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making

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Notes to Schedule of Investments (unaudited) (continued)

fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$17,564,228	—	$333	$17,564,561
Other Common Stocks	163,644,734	—	—	163,644,734

Total Long-Term Investments	181,208,962	—	333	181,209,295

Short-Term Investments†	3,938,932	—	—	3,938,932

Total Investments	$185,147,894	—	$333	$185,148,227

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2024. The following transactions were effected in such company for the period ended March 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,241,010	$4,476,559	4,476,559	$3,748,103	3,748,103	—	$15,989	—	$1,969,466

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